                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
    FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement to the prospectus dated July 9, 2003 is amended and restated as follows:

TRANSFERS OF POLICY VALUE
TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

* * *

NEW INVESTMENT PORTFOLIOS

Effective July 9, 2003, Series I shares of the four new investment portfolios set forth below (the "Portfolios") will be added to the variable portion of your Policy. Each of these Portfolios is a series of Manufacturers Investment Trust. Series I shares of these Portfolios are subject to a Rule 12b-1 fee of 0.35%.

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust

Each of the Portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

BELOW IS A DESCRIPTION OF EACH OF THESE PORTFOLIOS:

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The Prospectus is supplemented to include the following illustrations:

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables are based on initial premiums of $25,000 and $100,000. A male age 55 are illustrated for the single life Policy. A male age 55 and female age 50 are illustrated for the last survivorship Policy.

The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect a simple average of those Portfolios' current expenses, which is approximately 0.984% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.984%, 5.016% and 11.016%. The expense of the Portfolios may fluctuate from year to year but are assumed to remain constant for purposes of these tables.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for both a single life and survivorship Policy, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes and any additional ratings, face amount and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately September 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 55
                         $100,000 PLANNED SINGLE PREMIUM
                              $305,427 FACE AMOUNT
                            ASSUMING CURRENT CHARGES

                       0% Hypothetical             6% Hypothetical              12% Hypothetical
                       Gross Investment Return     Gross Investment Return      Gross Investment Return
                       --------------------------  ---------------------------  -------------------------------
End Of    Accumulated          Cash                         Cash                           Cash
Policy    Premiums     Policy  Surrender  Death    Policy   Surrender  Death    Policy     Surrender  Death
Year (1)  (2)          Value   Value      Benefit  Value    Value      Benefit  Value      Value      Benefit
1         105,000      97,125  89,211     305,427  103,032  94,581     305,427  108,938    99,952     305,427
2         110,250      94,145  87,343     305,427  106,014  98,253     305,427  118,585    110,501    305,427
3         115,763      91,055  85,314     305,427  108,948  101,939    305,427  129,023    121,939    305,427
4         121,551      87,806  83,073     305,427  111,793  105,709    305,427  140,309    134,226    305,427
5         127,628      84,376  80,595     305,427  114,535  109,452    305,427  152,540    147,457    305,427
6         134,010      80,814  77,922     305,427  117,223  113,140    305,427  165,877    161,794    305,427
7         140,710      77,088  75,020     305,427  119,836  116,753    305,427  180,442    177,358    305,427
8         147,746      73,183  72,157     305,427  122,367  120,742    305,427  196,384    194,759    305,427
9         155,133      69,077  69,004     305,427  124,805  124,680    305,427  213,878    213,753    305,427
10        162,889      64,701  64,701     305,427  127,102  127,102    305,427  233,104    233,104    305,427
15        207,893      40,554  40,554     305,427  143,530  143,530    305,427  378,673    378,673    439,260
20        265,330      7,278   7,278      305,427  160,027  160,027    305,427  617,254    617,254    660,462
25        338,635      0 (3)   0 (3)      305,427  172,869  172,869    305,427  1,009,764  1,009,764  1,060,252
30        432,194      0 (3)   0 (3)      305,427  171,906  171,906    305,427  1,641,935  1,641,935  1,724,032
35        551,602      0 (3)   0 (3)      305,427  132,355  132,355    305,427  2,644,276  2,644,276  2,776,490
40        703,999      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  4,272,390  4,272,390  4,315,113
45        898,501      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  7,054,097  7,054,097  7,054,097

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, (c) no premiums have been allocated to the Fixed Account and (d) no optional riders have been elected.

(2)   Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect.


The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 55
                         $100,000 PLANNED SINGLE PREMIUM
                              $305,427 FACE AMOUNT
                            ASSUMING MAXIMUM CHARGES

                       0% Hypothetical             6% Hypothetical              12% Hypothetical
                       Gross Investment Return     Gross Investment Return      Gross Investment Return
                       --------------------------  ---------------------------  -------------------------------
End Of    Accumulated          Cash                         Cash                           Cash
Policy    Premiums     Policy  Surrender  Death    Policy   Surrender  Death    Policy     Surrender  Death
Year (1)  (2)          Value   Value      Benefit  Value    Value      Benefit  Value      Value      Benefit
1         105,000      97,125  89,211     305,427  103,032  94,581     305,427  108,938    99,952     305,427
2         110,250      92,975  86,268     305,427  104,856  97,188     305,427  117,444    109,360    305,427
3         115,763      88,705  83,130     305,427  106,586  99,745     305,427  126,670    119,587    305,427
4         121,551      84,293  79,774     305,427  108,207  102,233    305,427  136,699    130,615    305,427
5         127,628      79,707  76,164     305,427  109,693  104,625    305,427  147,613    142,530    305,427
6         134,010      74,913  72,262     305,427  111,015  106,932    305,427  159,513    155,430    305,427
7         140,710      69,871  68,024     305,427  112,145  109,061    305,427  172,517    169,433    305,427
8         147,746      64,527  63,641     305,427  113,038  111,413    305,427  186,757    185,132    305,427
9         155,133      58,819  58,757     305,427  113,645  113,520    305,427  202,393    202,268    305,427
10        162,889      52,673  52,673     305,427  113,908  113,908    305,427  219,616    219,616    305,427
15        207,893      14,441  14,441     305,427  114,441  114,441    305,427  352,549    352,549    408,957
20        265,330      0 (3)   0 (3)      305,427  94,859   94,859     305,427  568,376    568,376    608,162
25        338,635      0 (3)   0 (3)      305,427  21,267   21,267     305,427  921,212    921,212    967,273
30        432,194      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  1,477,925  1,477,925  1,551,822
35        551,602      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  2,334,227  2,334,227  2,450,939
40        703,999      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  3,715,979  3,715,979  3,753,139
45        898,501      0 (3)   0 (3)      305,427  0 (3)    0 (3)      305,427  6,135,337  6,135,337  6,135,337

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, and (c) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           SINGLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                        MALE NON-SMOKER ISSUE AGE 55 AND
                         FEMALE NON-SMOKER ISSUE AGE 50
                         $100,000 PLANNED SINGLE PREMIUM
                              $571,810 FACE AMOUNT
                            ASSUMING CURRENT CHARGES

                       0% Hypothetical             6% Hypothetical              12% Hypothetical
                       Gross Investment Return     Gross Investment Return      Gross Investment Return
                       --------------------------  ---------------------------  ----------------------------------
End Of    Accumulated          Cash                         Cash                            Cash
Policy    Premiums     Policy  Surrender  Death    Policy   Surrender  Death    Policy      Surrender   Death
Year (1)  (2)          Value   Value      Benefit  Value    Value      Benefit  Value       Value       Benefit
1         105,000      97,554  89,601     571,810  103,469  94,979     571,810  109,383     100,356     571,810
2         110,250      95,130  88,249     571,810  107,025  99,183     571,810  119,621     111,538     571,810
3         115,763      92,717  86,858     571,810  110,665  103,581    571,810  130,787     123,704     571,810
4         121,551      90,343  85,455     571,810  114,417  108,334    571,810  142,999     136,916     571,810
5         127,628      88,001  84,036     571,810  118,284  113,200    571,810  156,353     151,270     571,810
6         134,010      85,686  82,596     571,810  122,263  118,179    571,810  170,954     166,870     571,810
7         140,710      83,387  81,125     571,810  126,350  123,267    571,810  186,915     183,831     571,810
8         147,746      81,095  79,939     571,810  130,542  128,917    571,810  204,360     202,735     571,810
9         155,133      78,801  78,715     571,810  134,837  134,712    571,810  223,430     223,305     571,810
10        162,889      76,492  76,492     571,810  139,227  139,227    571,810  244,274     244,274     571,810
15        207,893      67,395  67,395     571,810  170,351  170,351    571,810  400,508     400,508     571,810
20        265,330      54,606  54,606     571,810  205,895  205,895    571,810  658,577     658,577     763,949
25        338,635      33,520  33,520     571,810  244,359  244,359    571,810  1,083,127   1,083,127   1,158,945
30        432,194      0 (3)   0 (3)      571,810  278,996  278,996    571,810  1,781,022   1,781,022   1,870,073
35        551,602      0 (3)   0 (3)      571,810  292,107  292,107    571,810  2,913,889   2,913,889   3,059,583
40        703,999      0 (3)   0 (3)      571,810  245,583  245,583    571,810  4,724,647   4,724,647   4,960,879
45        898,501      0 (3)   0 (3)      571,810  30,270   30,270     571,810  7,669,759   7,669,759   7,746,457
50        1,146,740    0 (3)   0 (3)      571,810  0 (3)    0 (3)      571,810  12,663,925  12,663,925  12,663,925

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, (c) no premiums have been allocated to the Fixed Account and (d) no optional riders have been elected.

(2)   Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           SINGLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                        MALE NON-SMOKER ISSUE AGE 55 AND
                         FEMALE NON-SMOKER ISSUE AGE 50
                         $100,000 PLANNED SINGLE PREMIUM
                              $571,810 FACE AMOUNT
                            ASSUMING MAXIMUM CHARGES

                       0% Hypothetical             6% Hypothetical              12% Hypothetical
                       Gross Investment Return     Gross Investment Return      Gross Investment Return
                       --------------------------  ---------------------------  ----------------------------------
End Of    Accumulated          Cash                         Cash                            Cash
Policy    Premiums     Policy  Surrender  Death    Policy   Surrender  Death    Policy      Surrender   Death
Year (1)  (2)          Value   Value      Benefit  Value    Value      Benefit  Value       Value       Benefit
1         105,000      97,554  89,601     571,810  103,469  94,979     571,810  109,383     100,356     571,810
2         110,250      95,130  88,249     571,810  107,025  99,183     571,810  119,621     111,538     571,810
3         115,763      92,717  86,858     571,810  110,665  103,581    571,810  130,787     123,704     571,810
4         121,551      90,305  85,419     571,810  114,380  108,296    571,810  142,962     136,879     571,810
5         127,628      87,879  83,920     571,810  118,162  113,078    571,810  156,233     151,150     571,810
6         134,010      85,424  82,344     571,810  121,999  117,916    571,810  170,694     166,611     571,810
7         140,710      82,922  80,674     571,810  125,879  122,796    571,810  186,451     183,368     571,810
8         147,746      80,354  79,211     571,810  129,786  128,161    571,810  203,618     201,992     571,810
9         155,133      77,697  77,613     571,810  133,703  133,578    571,810  222,321     222,196     571,810
10        162,889      74,924  74,924     571,810  137,606  137,606    571,810  242,702     242,702     571,810
15        207,893      60,961  60,961     571,810  163,630  163,630    571,810  394,693     394,693     571,810
20        265,330      33,469  33,469     571,810  184,469  184,469    571,810  644,961     644,961     748,154
25        338,635      0 (3)   0 (3)      571,810  185,899  185,899    571,810  1,052,926   1,052,926   1,126,631
30        432,194      0 (3)   0 (3)      571,810  129,725  129,725    571,810  1,718,500   1,718,500   1,804,425
35        551,602      0 (3)   0 (3)      571,810  0 (3)    0 (3)      571,810  2,775,898   2,775,898   2,914,693
40        703,999      0 (3)   0 (3)      571,810  0 (3)    0 (3)      571,810  4,412,690   4,412,690   4,633,325
45        898,501      0 (3)   0 (3)      571,810  0 (3)    0 (3)      571,810  7,038,670   7,038,670   7,109,057
50        1,146,740    0 (3)   0 (3)      571,810  0 (3)    0 (3)      571,810  11,621,854  11,621,854  11,621,854

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, and (c) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.






SPVL Supp 1/26/04